PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2019 item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Provisions - due within one year	$ 233		$ 243
Provisions - due after one year	48		84
Total provisions	$ 281		327	$ 357
Term of expected provision utilisation	5 years
Minimum range of percentile | item	55
Maximum range of percentile | item	90
Percentage generated by actuarial model | item		97
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 91		30
Total provisions	91		30	18
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	111		165
Provisions - due after one year	38		74
Total provisions	149		239	289
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	31		48
Provisions - due after one year	10		10
Total provisions	$ 41		$ 58	$ 50